UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8416
                                                      --------

                        Touchstone Variable Series Trust
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


               Registrant's telephone number, including area code:

                                  513/362-8000

Date of fiscal year end:   12/31

Date of reporting period:  9/30/04

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                                            1
                                                                            ----

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                               Value

EXCHANGE TRADED FUNDS -- 96.0%
       810  iShares Lehman Aggregate Bond Fund                         $ 83,130
       120  iShares MSCI EAFE Index Fund                                 16,969
     2,370  iShares S&P 500/BARRA Growth
            Index Fund                                                  127,649
     1,390  iShares S&P 500/BARRA Value
            Index Fund                                                   80,008
       180  iShares S&P MidCap 400/BARRA
            Growth Index Fund                                            21,614
       500  iShares S&P MidCap 400/BARRA
            Value Index Fund                                             57,635
       140  iShares S&P SmallCap 600/BARRA
            Growth Index Fund                                            13,212
       330  iShares S&P SmallCap 600/BARRA
            Value Index Fund                                             36,092
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS -- 96.0%
(COST $433,096)                                                        $436,309
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.0%                            18,047
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                   $454,356
--------------------------------------------------------------------------------


See Notes to Schedules of Investments.

   2
----

------------------------
TOUCHSTONE BALANCED FUND
------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                             Value

COMMON STOCKS -- 66.3%
 ADVERTISING -- 2.2%
    7,400  Lamar Advertising Co.*                                   $   307,914
    7,600  WPP Group plc - ADR                                          354,912
--------------------------------------------------------------------------------
                                                                        662,826
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE -- 2.4%
    7,900  Alliant Techsystems, Inc.*                                   477,950
    5,900  Rockwell Collins, Inc.                                       219,126
--------------------------------------------------------------------------------
                                                                        697,076
--------------------------------------------------------------------------------
 AIRLINES -- 0.8%
   23,300  AirTran Holdings, Inc.*                                      232,068
--------------------------------------------------------------------------------
 APPAREL -- 0.8%
    4,400  Columbia Sportswear Co.*                                     239,800
--------------------------------------------------------------------------------
 BANKING -- 2.0%
    9,062  Bank of America                                              392,656
    3,300  Zions Bancorp                                                201,432
--------------------------------------------------------------------------------
                                                                        594,088
--------------------------------------------------------------------------------
 BUSINESS SERVICES -- 2.4%
    4,600  ChoicePoint, Inc.*                                           196,190
    5,500  Dun & Bradstreet Corp. (The)*                                322,850
    7,300  Harte-Hanks, Inc.                                            182,573
--------------------------------------------------------------------------------
                                                                        701,613
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 1.1%
   13,200  ARAMARK Corp. - Class B                                      318,648
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE -- 1.4%
    8,600  Cadence Design Systems, Inc.*                                112,144
   11,400  Microsoft Corp.                                              315,210
--------------------------------------------------------------------------------
                                                                        427,354
--------------------------------------------------------------------------------
 COMPUTERS -- 0.7%
    2,500  International Business Machines                              214,350
--------------------------------------------------------------------------------
 DIVERSIFIED MANUFACTURING -- 3.9%
    5,500  E.I. du Pont de Nemours & Co.                                235,400
   10,500  General Electric, Inc.                                       352,590
    5,200  Textron, Inc.                                                334,204
    7,200  Tyco International, Ltd.*                                    220,752
--------------------------------------------------------------------------------
                                                                      1,142,946
--------------------------------------------------------------------------------
 DRUGS & MEDICAL PRODUCTS -- 6.3%
   15,000  Bristol-Myers Squibb Company                                 355,050
    4,100  Millipore Corp.*                                             196,185
    9,400  Par Pharmaceutical Cos., Inc.*                               337,742
   11,000  Pfizer, Inc.                                                 336,600
   10,500  Sanofi-Synthelabo SA+                                        384,405
    7,700  Shire Pharmaceuticals Group plc - ADR                        220,605
--------------------------------------------------------------------------------
                                                                      1,830,587
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.1%
    7,600  American Express Co.*                                        391,096
    9,800  Citigroup, Inc.                                              432,376
    2,600  Fannie Mae                                                   164,840
    3,400  Freddie Mac                                                  221,816
    7,400  Piper Jaffray Companies, Inc.*                               292,966
--------------------------------------------------------------------------------
                                                                      1,503,094
--------------------------------------------------------------------------------
 FOOD SERVICES -- 1.0%
    7,500  Yum! Brands, Inc.*                                           304,950
--------------------------------------------------------------------------------
 HEALTH & HOSPITALS -- 1.8%
    8,800  Inveresk Research Group, Inc.*                               324,632
    5,000  Laboratory Corp. of America Holdings*                        218,600
--------------------------------------------------------------------------------
                                                                        543,232
--------------------------------------------------------------------------------
 INSURANCE -- 3.3%
    9,200  Hartford Financial Services Group, Inc. (The)                569,756
    3,700  MGIC Investment Corp.                                        246,235
    5,900  Platinum Underwriters Holdings, Ltd.                         172,752
--------------------------------------------------------------------------------
                                                                        988,743
--------------------------------------------------------------------------------
 MACHINERY/ENGINEERING -- 1.9%
   11,100  National-Oilwell, Inc.*                                      364,746
    5,500  Varian, Inc.*                                                208,285
--------------------------------------------------------------------------------
                                                                        573,031
--------------------------------------------------------------------------------
 MANUFACTURING -- 3.0%
    9,400  Actuant Corp. - Class A*                                     387,374
    3,200  Alcoa, Inc.                                                  107,488
    3,200  Eaton Corp.                                                  202,912
    3,300  Roper Industries, Inc.                                       189,618
--------------------------------------------------------------------------------
                                                                        887,392
--------------------------------------------------------------------------------
 MEDICAL RESEARCH -- 2.0%
    6,700  Amgen, Inc.*                                                 379,756
    4,400  Charles River Laboratories
           International, Inc.*                                         201,520
--------------------------------------------------------------------------------
                                                                        581,276
--------------------------------------------------------------------------------
 METAL MINING -- 1.2%
    9,000  Inco, Ltd.*                                                  351,450
--------------------------------------------------------------------------------
 MULTI-MEDIA -- 1.4%
   11,000  DIRECTV Group, Inc. (The)*                                   193,490
    6,900  EchoStar Communications
           Corp., Class A*                                              214,728
--------------------------------------------------------------------------------
                                                                        408,218
--------------------------------------------------------------------------------
 OIL & GAS -- 6.8%
    3,600  Anadarko Petroleum Corp.                                     238,896
   10,400  BP plc - ADR                                                 598,312
    8,100  ConocoPhillips                                               671,085
    4,300  Exxon Mobil Corp.                                            207,819
    5,400  Nabors Industries, Ltd.*                                     255,690
--------------------------------------------------------------------------------
                                                                      1,971,802
--------------------------------------------------------------------------------
 PAPER PRODUCTS -- 1.8%
   11,000  International Paper Company                                  444,510
    5,000  Smurfit-Stone Container Corp.*                                96,850
--------------------------------------------------------------------------------
                                                                        541,360
--------------------------------------------------------------------------------
 PERSONAL SERVICES -- 1.1%
    8,700  Weight Watchers International, Inc.*                         337,734
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 1.6%
   12,600  Wyeth                                                        471,240
--------------------------------------------------------------------------------
 RETAIL -- 3.8%
    8,300  Abercrombie & Fitch Co.                                      261,450
   23,000  Office Depot, Inc.*                                          345,690
    6,200  PETCO Animal Supplies, Inc.*                                 202,492
    5,800  Wal-Mart Stores, Inc.                                        308,560
--------------------------------------------------------------------------------
                                                                      1,118,192
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS -- 2.3%
   14,400  Freescale Semiconductor, Inc. - Class A*                     205,920
   13,000  Intel Corp.                                                  260,780
   63,800  JDS Uniphase Corp.                                           215,006
--------------------------------------------------------------------------------
                                                                        681,706
--------------------------------------------------------------------------------
 TECHNOLOGY -- 1.5%
   21,000  Texas Instruments, Inc.                                      446,880
--------------------------------------------------------------------------------

                                                                            3
                                                                            ----

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value

COMMON STOCKS -- 66.3% - Continued
 TELEVISION BROADCASTING STATIONS -- 0.9%
    8,300  Viacom, Inc. - Class B                                   $   278,548
--------------------------------------------------------------------------------
 TRUCKING/SHIPPING -- 1.8%
    9,200  Oshkosh Truck Corp.                                          524,952
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $19,575,156
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.0%
  897,513  BBH Securities Lending Fund**                            $   897,513
--------------------------------------------------------------------------------

Principal                                 Interest      Maturity
  Amount                                    Rate          Date          Value

ASSET-BACKED SECURITIES -- 0.0%
 HOUSING -- 0.0%

$   3,912  Access Financial
           Manufacture Housing
           Contract Trust                   7.10%        5/15/21    $     3,974
--------------------------------------------------------------------------------
CORPORATE BONDS -- 15.6%
 AUTOMOTIVE -- 1.8%
  500,000  General Motors+                  7.20%        1/15/11        529,534
--------------------------------------------------------------------------------
 BANKING -- 0.9%
  250,000  BB&T Corp.                       7.25%        6/15/07        274,387
      338  Nykredit                         6.00%        10/1/26             60
--------------------------------------------------------------------------------
                                                                        274,447
--------------------------------------------------------------------------------
 BEVERAGES -- 0.6%
  160,000  Coca-Cola                        8.95%        11/1/06        178,000
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.2%
  350,000  Ford Motor Credit                7.38%         2/1/11        380,629
  500,000  General Electric
           Capital Corp.                    6.75%        3/15/32        575,454
  250,000  Household Finance
           Corp.                            7.88%         3/1/07        276,664
  575,000  Morgan Stanley
           Dean Witter & Co.                7.75%        6/15/05        596,299
--------------------------------------------------------------------------------
                                                                      1,829,046
--------------------------------------------------------------------------------
 HOTELS & LODGING -- 1.3%
  350,000  ITT Corp.                        7.38%       11/15/15        381,500
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 0.9%
  250,000  AOL Time Warner                  5.63%         5/1/05        254,482
--------------------------------------------------------------------------------
 OIL & GAS -- 2.0%
  500,000  Pemex Project
           Funding Master Trust             9.13%       10/13/10        595,000
--------------------------------------------------------------------------------
 TECHNOLOGY -- 0.9%
  250,000  IBM Corp.                        4.88%        10/1/06        259,522
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 1.0%
  250,000  Verizon Global                   7.75%        6/15/32        300,147
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $ 4,601,678
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
 TRANSPORTATION -- 0.1%
   30,000  Oklahoma
           City Airport                     9.40%        11/1/10         32,356
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
 GREAT BRITAIN -- 0.8%
  105,000  United Kingdom
           Treasury                         8.00%        12/7/15        241,881
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 11.6%
  500,000  Federal Home
           Loan Mortgage
           Corporation                      6.25%         3/5/12        527,462
--------------------------------------------------------------------------------
  545,044  Federal National
           Mortgage
           Association                      5.50%        11/1/33        553,456
--------------------------------------------------------------------------------
  114,081  Federal National
           Mortgage
           Association                      6.00%         1/1/14        119,922
--------------------------------------------------------------------------------
   94,052  Federal National
           Mortgage
           Association                      6.00%         3/1/31         97,490
--------------------------------------------------------------------------------
  133,479  Federal National
           Mortgage
           Association                      6.00%         2/1/33        138,306
--------------------------------------------------------------------------------
1,500,000  Federal National
           Mortgage
           Association                      6.00%       12/15/33      1,523,148
--------------------------------------------------------------------------------
   67,866  Federal National
           Mortgage
           Association                      6.50%        12/1/12         71,966
--------------------------------------------------------------------------------
   43,739  Federal National
           Mortgage
           Association                      8.00%         1/2/30         47,632
--------------------------------------------------------------------------------
  216,637  Government
           National Mortgage
           Association                      6.00%       12/15/32        224,956
--------------------------------------------------------------------------------
   83,224  Government
           National Mortgage
           Association                      7.00%        1/15/32         88,728
--------------------------------------------------------------------------------
   27,208  Government
           National Mortgage
           Association                      7.50%         9/1/30         29,317
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                  $ 3,422,383
--------------------------------------------------------------------------------
U.S.TREASURY OBLIGATIONS -- 4.1%
  150,000  U.S.Treasury Bond                5.50%        8/15/28    $   161,244
  500,000  U.S.Treasury Note                1.50%        7/31/05        497,461
  550,000  U.S.Treasury Note                3.25%        1/15/09        550,258
--------------------------------------------------------------------------------
TOTAL U.S.TREASURY OBLIGATIONS                                      $ 1,208,963
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $27,721,995)                                                  $29,983,904
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (449,974)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $29,533,930
--------------------------------------------------------------------------------

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt

See Notes to Schedules of Investments.

   4
----

-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

   Shares                                                              Value

COMMON STOCKS -- 98.4%
  ADVERTISING SERVICES -- 1.5%
     5,000  Getty Images, Inc.*                                     $   276,500
--------------------------------------------------------------------------------
  APPAREL -- 1.1%
     7,500  Carter's, Inc.*                                             207,675
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 2.7%
    12,000  ChoicePoint Inc.*                                           511,800
--------------------------------------------------------------------------------
  CHEMICALS -- 1.2%
    10,000  Symyx Technologies, Inc.*                                   235,500
--------------------------------------------------------------------------------
  COMMUNICATION SERVICES -- 1.9%
    13,500  American Tower Corp. - Class A*                             207,225
    22,500  SBA Communications Corp.*                                   157,500
--------------------------------------------------------------------------------
                                                                        364,725
--------------------------------------------------------------------------------
  CONSULTING -- 1.5%
     8,000  Hewitt Associates, Inc.*                                    211,680
     4,000  LECG Corp.*                                                  67,640
--------------------------------------------------------------------------------
                                                                        279,320
--------------------------------------------------------------------------------
  CONSUMER SERVICES -- 0.5%
     2,500  Weight Watchers International, Inc.*                         97,050
--------------------------------------------------------------------------------
  EDUCATION -- 10.8%
     7,999  Apollo Group, Inc. - Class A*                               586,887
    15,000  DeVry, Inc.*                                                310,650
    15,000  Education Management Corp.*                                 399,600
     4,000  Strayer Education, Inc.                                     460,040
    10,000  Universal Technical Institute, Inc.*                        301,800
--------------------------------------------------------------------------------
                                                                      2,058,977
--------------------------------------------------------------------------------
  ENERGY & ENERGY SERVICES -- 7.5%
     8,000  Encore Acquisition Company*                                 276,000
     9,500  FMC Technologies, Inc.*                                     317,300
     7,000  Premcor, Inc.*                                              269,500
     5,000  SEACOR SMIT, Inc.*                                          233,750
    10,000  XTO Energy, Inc.                                            324,800
--------------------------------------------------------------------------------
                                                                      1,421,350
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BANKING -- 0.8%
     3,500  First Republic Bank                                         161,000
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 4.4%
     3,000  Chicago Mercantile Exchange                                 483,900
    10,000  Jefferies Group, Inc.                                       344,700
--------------------------------------------------------------------------------
                                                                        828,600
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/INSURANCE -- 2.6%
    12,500  Arch Capital Group Ltd.*                                    486,750
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/MISCELLANEOUS -- 3.3%
     6,000  CheckFree Corp.*                                            166,020
    10,000  First Marblehead Corp. (The)*                               464,000
--------------------------------------------------------------------------------
                                                                        630,020
--------------------------------------------------------------------------------
  GOVERNMENT SERVICES -- 1.4%
     7,500  Anteon International Corp.*                                 274,875
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES -- 5.1%
     8,000  Community Health Systems, Inc.*                             213,440
    12,000  Manor Care, Inc.                                            359,520
    11,500  United Surgical Partners
            International, Inc.*                                        395,025
--------------------------------------------------------------------------------
                                                                        967,985
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS -- 2.4%
    11,000  Edwards Lifesciences Corp.*                                 368,500
     2,000  INAMED Corp.*                                                95,340
--------------------------------------------------------------------------------
                                                                        463,840
--------------------------------------------------------------------------------
  HEALTH SERVICES -- 2.4%
     6,000  Charles River Laboratories
            International, Inc.*                                        274,800
    10,000  Odyssey Healthcare, Inc.*+                                  177,500
--------------------------------------------------------------------------------
                                                                        452,300
--------------------------------------------------------------------------------
  HEALTH SERVICES/INSURANCE -- 6.1%
    13,500  AMERIGROUP Corp.*                                           759,375
     9,500  Centene Corp.*                                              404,510
--------------------------------------------------------------------------------
                                                                      1,163,885
--------------------------------------------------------------------------------
  HOME BUILDING -- 0.8%
     4,000  Hovnanian Enterprises, Inc. - Class A*                      160,400
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 4.4%
     8,500  Choice Hotels International, Inc.                           489,515
     5,500  Four Seasons Hotels Inc.                                    352,550
--------------------------------------------------------------------------------
                                                                        842,065
--------------------------------------------------------------------------------
  MEDIA -- 4.5%
     4,000  Cox Radio, Inc. - Class A*                                   59,680
     8,000  Cumulus Media Inc.*                                         115,120
     9,000  Gray Television, Inc.                                       107,100
    12,000  Lin TV Corp. - Class A*                                     233,760
     5,000  Radio One, Inc. - Class A*                                   71,450
     5,000  Radio One, Inc. - Class D*                                   71,150
    12,000  Saga Communications, Inc. - Class A*                        203,400
--------------------------------------------------------------------------------
                                                                        861,660
--------------------------------------------------------------------------------
  MEDICAL EQUIPMENT -- 0.8%
     6,000  Immucor, Inc.*                                              148,500
--------------------------------------------------------------------------------
  REAL ESTATE -- 3.2%
     1,500  Alexander's, Inc.*                                          298,650
     8,000  CB Richard Ellis Group, Inc.*                               184,800
     2,000  LNR Property Corp.                                          123,820
--------------------------------------------------------------------------------
                                                                        607,270
--------------------------------------------------------------------------------
  RECREATION & RESORTS -- 14.0%
    10,000  Isle of Capri Casinos, Inc.*                                193,700
    15,000  Kerzner International Ltd.*                                 659,550
    12,000  Station Casinos, Inc.                                       588,480
    10,000  Vail Resorts, Inc.*                                         180,700
    20,000  Wynn Resorts, Ltd.*+                                      1,033,800
--------------------------------------------------------------------------------
                                                                      2,656,230
--------------------------------------------------------------------------------
  RESTAURANTS -- 3.7%
     6,500  Cheesecake Factory Inc. (The)*                              282,100
     6,000  P.F. Chang's China Bistro*                                  290,940
     3,500  Panera Bread Company*                                       131,390
--------------------------------------------------------------------------------
                                                                        704,430
--------------------------------------------------------------------------------
  RETAIL STORES -- 7.3%
    15,000  CarMax, Inc.*                                               323,250
     6,000  Dollar Tree Stores, Inc.*                                   161,700
     6,000  Ethan Allen Interiors Inc.                                  208,500
     6,000  PETCO Animal Supplies, Inc.*                                195,960
     8,000  Polo Ralph Lauren Corp.                                     290,960
    12,000  Select Comfort Corp.*+                                      218,400
--------------------------------------------------------------------------------
                                                                      1,398,770
--------------------------------------------------------------------------------
  SOFTWARE -- 0.8%
     3,500  Kronos Inc.*                                                155,015
--------------------------------------------------------------------------------
  TRANSPORTATION -- 0.8%
     4,000  Genesee & Wyoming Inc.                                      101,280
     2,000  JetBlue Airways Corp.*+                                      41,840
--------------------------------------------------------------------------------
                                                                        143,120
--------------------------------------------------------------------------------

                                                                            5
                                                                            ----

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value

COMMON STOCKS -- 98.4% - Continued
  UTILITY SERVICES -- 0.9%
     8,400  Southern Union Company*                                 $   172,200
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $18,731,812
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 7.4%
 1,405,900  BBH Securities Lending Fund**                           $ 1,405,900
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
        88  MicroStrategy Inc.*                                     $         6
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.8%
(COST $14,102,995)                                                  $20,137,718
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.8%)                      (1,096,889)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $19,040,829
--------------------------------------------------------------------------------

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.

See Notes to Schedules of Investments.

   6
----

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

  Shares                                                                Value

EXCHANGE TRADED FUNDS -- 96.1%
     1,070  iShares Lehman 1-3 Year
            Treasury Bond Fund                                       $   87,783
     3,590  iShares Lehman Aggregate
            Bond Fund                                                   368,442
       340  iShares MSCI EAFE Index Fund                                 48,079
     1,350  iShares S&P 500/BARRA Growth
            Index Fund                                                   72,711
       720  iShares S&P 500/BARRA Value
            Index Fund                                                   41,443
       110  iShares S&P MidCap 400/BARRA
            Growth Index Fund                                            13,209
       120  iShares S&P MidCap 400/BARRA
            Value Index Fund                                             13,832
       150  iShares S&P SmallCap 600/BARRA
            Growth Index Fund                                            14,156
       190  iShares S&P SmallCap 600/BARRA
            Value Index Fund                                             20,780
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS -- 96.1%
(COST $674,488)                                                      $  680,435
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.9%                            27,966
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                 $  708,401
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                            7
                                                                            ----

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

 Principal                                  Interest  Maturity
  Amount                                      Rate      Date             Value

 CORPORATE BONDS -- 26.7%
 AUTOMOBILES -- 1.6%
$  570,000  Daimlerchrysler
            NA Holding                         7.20%     9/1/0          641,573
--------------------------------------------------------------------------------
 BANKING -- 2.6%
   375,000  Bank of New York                   7.30%   12/1/09          431,971
   625,000  Wachovia Bank NA                   4.85%   7/30/07          651,202
--------------------------------------------------------------------------------
                                                                      1,083,173
--------------------------------------------------------------------------------
 BASIC MATERIALS -- 1.5%
   550,000  Alcoa                              6.00%   1/15/12          601,934
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 3.4%
   440,000  NiSource Finance
            Corp.                              3.20%   11/1/06          438,649
   455,000  Pacific Gas & Electric             2.30%    4/3/06          455,418
   500,000  Southern Power Co.                 4.88%   7/15/15          487,124
--------------------------------------------------------------------------------
                                                                      1,381,191
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.0%
   400,000  General Electric
            Cap Corp.                          6.75%   3/15/32          460,363
   515,000  General Motors
            Acceptance Corp.                   6.13%   8/28/07          542,581
   235,000  Goldman Sachs
            Group                              6.35%   2/15/34          235,741
   670,000  Household Finance
            Corp.                              5.75%   1/30/07          708,180
   400,000  Morgan Stanley
            Dean Witter                        4.75%    4/1/14          387,230
   450,000  National Rural
            Utilities                          3.25%   10/1/07          445,812
   520,000  Washington Mutual                  2.40%   11/3/05          518,858
--------------------------------------------------------------------------------
                                                                      3,298,765
--------------------------------------------------------------------------------
 FOOD -- 2.0%
   250,000  General Mills                      6.00%   2/15/12          269,281
   525,000  Safeway Inc.                       4.80%   7/16/07          539,672
--------------------------------------------------------------------------------
                                                                        808,953
--------------------------------------------------------------------------------
 OIL & GAS -- 2.8%
   500,000  ConocoPhilips                      5.90%  10/15/32          512,485
   600,000  Pemex Project
            Funding Master
            Trust                              6.13%   8/15/08          630,000
--------------------------------------------------------------------------------
                                                                      1,142,485
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.2%
   445,000  Duke Realty Corp.                  7.38%    8/1/07          493,918
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 2.9%
   525,000  British Telecom                    7.88%  12/15/05          556,089
   525,000  France Telecom                     8.50%    3/1/11          628,467
--------------------------------------------------------------------------------
                                                                      1,184,556
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.7%
   275,000  Canadian National
            Railways                           6.25%    8/1/34          289,964
--------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS                                              $10,926,512
--------------------------------------------------------------------------------
 AGENCY MORTGAGE-BACKED SECURITIES -- 41.4%
   302,441  Federal Government
            Loan Mortgage
            Corporation                        5.00%   12/1/18          307,820
   444,733  Federal Government
            Loan Mortgage
            Corporation                        5.50%    1/1/19          459,915
   737,918  Federal Government
            Loan Mortgage
            Corporation                        5.50%    5/1/33          749,638
   508,306  Federal Government
            Loan Mortgage
            Corporation                        5.00%    8/1/33          504,928
    98,613  Federal Home Loan
            Mortgage
            Corporation                        7.00%    5/1/30          105,661
   505,796  Federal Home Loan
            Mortgage
            Corporation                        6.50%    8/1/32          531,017
   202,398  Federal National
            Mortgage
            Association                        5.50%   12/1/16          209,722
 1,617,746  Federal National
            Mortgage
            Association                        6.00%   11/1/17        1,697,413
 1,008,950  Federal National
            Mortgage
            Association                        5.00%   12/1/17        1,027,913
   182,455  Federal National
            Mortgage
            Association                        4.50%    1/1/18          182,351
   421,589  Federal National
            Mortgage
            Association                        4.50%    6/1/18          421,349
   614,738  Federal National
            Mortgage
            Association                        5.00%    6/1/18          625,864
   149,217  Federal National
            Mortgage
            Association                        8.00%    5/1/30          162,339
   153,013  Federal National
            Mortgage
            Association                        7.50%    1/1/31          164,001
    91,630  Federal National
            Mortgage
            Association                        6.50%    6/1/31           96,283
   771,146  Federal National
            Mortgage
            Association                        6.50%    6/1/32          812,517
   397,115  Federal National
            Mortgage
            Association                        6.50%    9/1/32          416,839
   114,290  Federal National
            Mortgage
            Association                        6.50%    9/1/32          119,966
   436,077  Federal National
            Mortgage
            Association                        6.50%   12/1/32          457,736
   773,063  Federal National
            Mortgage
            Association                        5.50%    7/1/33          785,524
   999,381  Federal National
            Mortgage
            Association                        5.50%    8/1/33        1,014,804

   8
----

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                  Interest  Maturity
  Amount                                      Rate      Date             Value

AGENCY MORTGAGE-BACKED SECURITIES -- 41.4% - Continued
$  677,858  Federal National
            Mortgage
            Association                        5.50%   10/1/33      $   688,320
 1,123,388  Federal National
            Mortgage
            Association                        5.00%    4/1/34        1,112,978
   234,050  Federal National
            Mortgage
            Association                        5.00%    4/1/34          231,881
   821,028  Federal National
            Mortgage
            Association                        5.00%    5/1/34          813,420
 1,696,869  Federal National
            Mortgage
            Association                        6.00%   10/1/34        1,754,667
     1,038  Government National
            Mortgage
            Association                        7.50%    7/1/23            1,123
    90,752  Government National
            Mortgage
            Association                        4.75%   9/20/24           92,119
   167,075  Government National
            Mortgage
            Association                        4.00%  10/17/29          164,951
    28,035  Government National
            Mortgage
            Association                        8.00%   7/15/30           30,597
 1,097,766  Government National
            Mortgage
            Association                        6.00%   7/15/34        1,139,546
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED
SECURITIES                                                          $16,883,202
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 4.3%
   585,000  Banc of America
            Commercial
            Mortgage                           4.65%   9/11/36          588,033
 1,185,241  Wells Fargo
            Mortgage Backed
            Securities                         4.99%   2/25/34        1,181,387
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED                                              $ 1,769,420
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.3%
$6,463,000  Federal Home
            Loan Bank
            Discount Note                      0.00%   10/1/04      $ 6,463,000
   790,000  Federal Home
            Loan Mortgage
            Corporation                        2.13%  11/15/05          787,425
   615,000  Federal Home
            Loan Mortgage
            Corporation                        3.88%   1/12/09          614,043
 1,750,000  Federal Home
            Loan Mortgage
            Corporation Discount
            Note                               0.00%  10/12/04        1,749,069
   560,000  Federal National
            Mortgage
            Association                        5.00%   1/15/07          585,627
 1,260,000  Federal National
            Mortgage
            Association                        3.75%   5/17/07        1,266,473
   510,000  Federal National
            Mortgage
            Association                        5.25%    8/1/12          530,022
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                  $11,995,659
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.1%
   500,000  U.S. Treasury Bond                 5.38%   2/15/31          535,625
   335,000  U.S. Treasury Note                 4.25%   8/15/14          338,507
--------------------------------------------------------------------------------
TOTAL U.S.TREASURY OBLIGATIONS                                      $   874,132
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.8%
(COST $42,166,470)                                                   42,448,925
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.8%)                      (1,541,532)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $40,907,393
--------------------------------------------------------------------------------

                                                                            9
                                                                            ----

                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPTIAL APPRECIATION FUND
                                      ------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

   Shares                                                               Value

COMMON STOCKS -- 87.9%
 CAPITAL GOODS -- 14.2%
    16,200  Emerson Electric Co.                                    $ 1,002,618
    47,000  Tyco International Ltd.                                   1,441,020
    11,200  United Technologies Corp.                                 1,045,856
    35,100  Waste Management Inc.                                       959,634
--------------------------------------------------------------------------------
                                                                      4,449,128
--------------------------------------------------------------------------------
  CONSUMER CYCLICALS -- 6.5%
    29,505  Home Depot, Inc.                                          1,156,596
    11,900  Omnicom Group Inc.                                          869,414
--------------------------------------------------------------------------------
                                                                      2,026,010
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 19.8%
    20,290  Altria Group Inc.                                           954,442
    36,000  CVS Corp.                                                 1,516,679
    10,225  Kimberly-Clark Corp.                                        660,433
    45,655  McDonald's Corp.                                          1,279,709
    41,600  Newell Rubbermaid Inc.                                      833,664
    58,735  Time Warner, Inc.*                                          947,983
--------------------------------------------------------------------------------
                                                                      6,192,910
--------------------------------------------------------------------------------
  ENERGY -- 4.0%
    26,000  Exxon Mobil Corp.                                         1,256,580
--------------------------------------------------------------------------------
  FINANCIALS -- 10.5%
    21,395  American Express Co.                                      1,100,987
    25,200  Bank of America Corp.                                     1,091,916
    23,700  Wachovia Corp.                                            1,112,715
--------------------------------------------------------------------------------
                                                                      3,305,618
--------------------------------------------------------------------------------
  HEALTH CARE -- 15.8%
    37,125  Baxter International Inc.                                 1,193,940
    18,600  Guidant Corp.                                             1,228,344
    40,250  Pfizer Inc.                                               1,231,650
    34,750  Wyeth                                                     1,299,650
--------------------------------------------------------------------------------
                                                                      4,953,584
--------------------------------------------------------------------------------
  TECHNOLOGY -- 14.0%
    32,915  Dell Inc.*                                                1,171,774
    36,825  Intel Corp.                                                 738,710
    23,000  Microsoft Corp.                                             635,950
    38,000  Nokia Corp. - ADR                                           521,360
         1  Taiwan Semiconductor
            Manufacturing Co. - ADR*                                          7
    74,500  Veritas Software Corp.*                                   1,326,100
--------------------------------------------------------------------------------
                                                                      4,393,901
--------------------------------------------------------------------------------
  TRANSPORTATION -- 3.1%
    11,355  Fedex Corp.                                                 973,010
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 87.9%
(COST $25,705,194)                                                  $27,550,741
OTHER ASSETS IN EXCESS OF LIABILITIES -- 12.1%                        3,784,657
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $31,335,398
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

  10
----

-------------------------------
TOUCHSTONE EMERGING GROWTH FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                             Value

COMMON STOCKS -- 90.6%
 ADVERTISING -- 0.2%
    6,500  Interpublic Group
           of Companies, Inc. (The)                                  $   68,835
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE -- 0.2%
    1,300  Alliant Techsystems*                                          78,650
--------------------------------------------------------------------------------
 AIRLINES -- 0.2%
    4,750  Southwest Airlines                                            64,695
--------------------------------------------------------------------------------
 APPAREL -- 0.2%
    2,405  Jones Apparel Group                                           86,099
--------------------------------------------------------------------------------
 BANKING -- 2.3%
    2,300  Banknorth Group                                               80,500
    2,400  North Fork Bancorporation+                                   106,680
   11,100  Zions Bancorporation                                         677,544
--------------------------------------------------------------------------------
                                                                        864,724
--------------------------------------------------------------------------------
 BIOTECHNOLOGY -- 0.2%
    1,700  Charles River Laboratories
           International, Inc.*                                          77,860
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 0.2%
    2,150  Anixter International*                                        75,444
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 4.4%
    5,500  McAfee, Inc.*                                                110,550
   28,300  Satyam Computer Services Ltd. - ADR+                         654,296
    6,050  Unisys Corp.*                                                 62,436
   43,750  VERITAS Software Corp.*                                      778,750
--------------------------------------------------------------------------------
                                                                      1,606,032
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 0.3%
    8,250  Maxtor*                                                       42,900
    2,400  Reynolds & Reynolds
           Company (The) - Class A                                       59,208
--------------------------------------------------------------------------------
                                                                        102,108
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY -- 10.2%
   13,200  E.W. Scripps Company (The)                                   630,696
   12,700  Royal Caribbean Cruises, Ltd.+                               553,720
   19,400  Univision Communications Inc.*                               613,234
   20,250  Westwood One, Inc.*                                          400,343
   22,100  Williams-Sonoma*                                             829,855
   25,400  Yankee Candle Company, Inc. (The)*                           735,584
--------------------------------------------------------------------------------
                                                                      3,763,432
--------------------------------------------------------------------------------
 ELECTRONICS -- 1.0%
    3,500  Arrow Electronics*                                            79,030
    3,710  Celestica*                                                    47,117
    1,615  EMCOR Group*                                                  60,756
    1,620  LSI Logic*                                                     6,982
    2,450  Tektronix                                                     81,463
    7,200  Vishay Intertechnology*+                                      92,880
--------------------------------------------------------------------------------
                                                                        368,228
--------------------------------------------------------------------------------
 ENERGY -- 9.3%
    9,900  Amerada Hess Corp.                                           881,100
   12,300  BJ Services*                                                 644,643
   52,800  Chesapeake Energy+                                           835,824
   10,100  CONSOL Energy, Inc.                                          352,389
   20,700  Pioneer Natural Resources Company                            713,736
--------------------------------------------------------------------------------
                                                                      3,427,692
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 4.6%
   41,000  CapitalSource Inc.*+                                         915,940
   16,200  Investors Financial Services+                                731,106
    1,050  Piper Jaffray Companies, Inc.*                                41,570
--------------------------------------------------------------------------------
                                                                      1,688,616
--------------------------------------------------------------------------------
 HEALTH CARE -- 15.6%
    7,300  Andrx Corp.*                                                 163,228
   15,100  Celgene*+                                                    879,273
   29,600  Community Health Systems*                                    789,728
   44,800  Elan Corp. plc*+                                           1,048,319
    2,000  Health Management
           Associates - Class A                                          40,860
   24,000  Manor Care                                                   719,040
   25,900  Medicines Company                                            625,226
   20,700  Omnicare, Inc.                                               587,052
   23,500  PacifiCare Health Systems, Inc.                              862,450
--------------------------------------------------------------------------------
                                                                      5,715,176
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT -- 6.3%
   31,100  Cytyc Corp.*                                                 751,065
    1,650  Hillenbrand Industries, Inc.                                  83,375
   42,440  PerkinElmer                                                  730,817
   28,150  Thermo Electron*                                             760,612
--------------------------------------------------------------------------------
                                                                      2,325,869
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 0.3%
    4,350  Health Net*                                                  107,532
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 0.8%
    1,250  Dover                                                         48,588
    2,100  Pall                                                          51,408
    1,575  Varian*                                                       59,645
    1,700  W.W. Grainger, Inc.                                           98,005
    1,700  York International                                            53,703
--------------------------------------------------------------------------------
                                                                        311,349
--------------------------------------------------------------------------------
 HOMEFURNISHINGS -- 0.2%
    2,150  Leggett & Platt                                               60,415
--------------------------------------------------------------------------------
 INDUSTRIALS -- 12.9%
   27,400  AMETEK, Inc.                                                 830,768
   17,900  Career Education*                                            508,897
   34,400  Monster Worldwide Inc.*                                      847,616
   26,400  Republic Services, Inc.*                                     785,664
   17,900  Roper Industries, Inc.                                     1,028,534
   32,900  Sirva Inc.*                                                  753,410
--------------------------------------------------------------------------------
                                                                      4,754,889
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY -- 9.7%
   16,800  Alliance Data Systems Corp.*                                 681,408
   47,200  Check Point Software
           Technologies, Ltd.*                                          800,984
   11,000  CheckFree Corp.*                                             304,370
   13,600  Diebold, Inc.                                                635,120
   30,600  Lam Research*                                                669,528
   18,900  Scientific-Atlanta, Inc.                                     489,888
--------------------------------------------------------------------------------
                                                                      3,581,298
--------------------------------------------------------------------------------
 INSURANCE -- 0.4%
    3,700  Assurant, Inc.                                                96,200
    2,700  Old Republic International Corp.                              67,581
--------------------------------------------------------------------------------
                                                                        163,781
--------------------------------------------------------------------------------

                                                                            11
                                                                            ----

                                                 -------------------------------
                                                 TOUCHSTONE EMERGING GROWTH FUND
                                                 -------------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value

 COMMON STOCKS -- 90.6% - Continued
  MATERIALS -- 4.4%
   24,000  Arch Coal                                               $    851,760
   20,700  Monsanto Company                                             753,894
--------------------------------------------------------------------------------
                                                                      1,605,654
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 0.5%
    5,850  Andrew Corporation*+                                          71,604
    1,400  Cox Radio, Inc. - Class A*                                    20,888
      750  Entercom Communications Corp.*                                24,495
    4,300  Readers Digest Association - Class A                          62,737
--------------------------------------------------------------------------------
                                                                        179,724
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 0.6%
    1,150  Beckman Coulter, Inc.+                                        64,538
    2,300  Edwards Lifesciences Corp.*                                   77,050
    6,350  Teradyne*                                                     85,090
--------------------------------------------------------------------------------
                                                                        226,678
--------------------------------------------------------------------------------
 OIL & GAS -- 2.5%
    1,700  Cooper Cameron*                                               93,228
    1,250  Devon Energy                                                  88,763
    1,350  Ensco International                                           44,105
   11,600  Smith International, Inc.*                                   704,467
--------------------------------------------------------------------------------
                                                                        930,563
--------------------------------------------------------------------------------
 OIL & GAS EXPLORING & PRODUCTION -- 0.3%
    2,850  Transocean Inc.*                                             101,973
--------------------------------------------------------------------------------
 RESTAURANTS -- 0.2%
    3,600  Darden Restaurants, Inc.                                      83,952
--------------------------------------------------------------------------------
 RETAILERS -- 0.4%
    2,300  Talbots                                                       57,017
    1,700  Tiffany & Co.                                                 52,258
    2,300  TJX Companies, Inc. (The)                                     50,692
--------------------------------------------------------------------------------
                                                                        159,967
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS -- 2.2%
    7,200  Cypress Semiconductor Corp.*+                                 63,648
    3,575  National Semiconductor*                                       55,377
    3,750  Novellus Systems, Inc.*                                       99,713
   30,600  Semtech*                                                     586,601
--------------------------------------------------------------------------------
                                                                        805,339
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 90.6%                                       $ 33,386,574
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 15.2%
5,600,831  BBH Securities Lending Fund**                           $  5,600,831
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.8%
(COST $36,843,101)                                                 $ 38,987,405
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.8%)                      (2,136,510)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 36,850,895
--------------------------------------------------------------------------------

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a portion of the security is on loan.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

  12
----

------------------------------------
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                             Value

COMMON STOCKS -- 98.1%
 AEROSPACE & DEFENSE -- 4.8%
   14,500  Boeing                                                  $    748,490
   14,500  Honeywell International                                      519,970
--------------------------------------------------------------------------------
                                                                      1,268,460
--------------------------------------------------------------------------------
 AUTOMOBILES -- 10.1%
   62,300  General Motors Corporation+                                2,646,504
--------------------------------------------------------------------------------
 BANKING -- 2.4%
   14,500  Citigroup                                                    639,740
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 13.7%
   55,500  Altria Group                                               2,610,720
   14,500  Coca-Cola                                                    580,725
   14,500  McDonald's                                                   406,435
--------------------------------------------------------------------------------
                                                                      3,597,880
--------------------------------------------------------------------------------
 CHEMICALS -- 2.4%
   14,500  Du Pont (E.I.) De Nemours                                    620,600
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 1.5%
   14,500  Microsoft                                                    400,925
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 5.8%
   14,500  Hewlett-Packard                                              271,875
   14,500  International Business Machines                            1,243,230
--------------------------------------------------------------------------------
                                                                      1,515,105
--------------------------------------------------------------------------------
 ELECTRONICS -- 1.1%
   14,500  Intel                                                        290,870
--------------------------------------------------------------------------------
 ENTERTAINMENT & LEISURE -- 1.2%
   14,500  Walt Disney Company (The)                                    326,975
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.0%
   14,500  American Express                                             746,170
   14,500  J.P. Morgan Chase & Co.                                      576,085
--------------------------------------------------------------------------------
                                                                      1,322,255
--------------------------------------------------------------------------------
 FIRE, MARINE, & CASUALTY INSURANCE -- 3.8%
   14,500  American International Group*                                985,855
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS -- 3.0%
   14,500  Procter & Gamble Co.                                         784,740
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED -- 17.7%
   14,500  Alcoa, Inc.                                                  487,055
   14,500  Caterpiller, Inc.                                          1,166,525
   14,500  General Electric                                             486,910
   14,500  Minnesota Mining
           & Manufacturing (3M)                                       1,159,565
   14,500  United Technologies                                        1,354,010
--------------------------------------------------------------------------------
                                                                      4,654,065
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 3.1%
   14,500   Johnson & Johnson                                           816,785
--------------------------------------------------------------------------------
 OIL & GAS -- 2.7%
   14,500   Exxon Mobil                                                 700,785
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 3.5%
   14,500   Merck                                                       478,500
   14,500   Pfizer                                                      443,700
--------------------------------------------------------------------------------
                                                                        922,200
--------------------------------------------------------------------------------
 RETAILERS -- 5.1%
   14,500  Home Depot                                                   568,400
   14,500  Wal-Mart Stores, Inc.                                        771,400
--------------------------------------------------------------------------------
                                                                      1,339,800
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 11.2%
   91,800  SBC Communications                                         2,382,210
   14,500  Verizon Communications                                       571,010
--------------------------------------------------------------------------------
                                                                      2,953,220
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 98.1%                                       $ 25,786,764
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 9.0%
 2,364,600 BBH Securities Lending Fund**                           $  2,364,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.1%
(COST $28,487,658)                                                 $ 28,151,364
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.1%)                      (1,863,880)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 26,287,484
--------------------------------------------------------------------------------

*  Non-income producing security.
** Represents collateral for securities loaned.
+  All or a a portion of the security is on loan.

See Notes to Schedules of Investments.

                                                                            13
                                                                            ----

                                                   -----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                   -----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                             Value

EXCHANGE TRADED FUNDS -- 96.3%
      160  iShares Lehman Aggregate Bond Fund                      $     16,421
      110  iShares MSCI EAFE Index Fund                                  15,555
      290  iShares S&P 500/BARRA Growth
           Index Fund                                                    15,619
      280  iShares S&P 500/BARRA Value
           Index Fund                                                    16,117
      970  iShares S&P MidCap 400/BARRA
           Growth Index Fund                                            116,478
    1,030  iShares S&P MidCap 400/BARRA Value
           Index Fund                                                   118,728
    1,260  iShares S&P SmallCap 600/BARRA
           Growth Index Fund                                            118,906
    1,100  iShares S&P SmallCap 600/BARRA Value
           Index Fund                                                   120,307
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS -- 96.3%
(COST $529,740)                                                    $    538,131
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.7%                            20,881
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $    559,012
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

  14
----

-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

    Shares                                                             Value

COMMON STOCKS -- 99.1%
 AEROSPACE & DEFENSE -- 4.1%
   19,600  Honeywell International                                 $    702,856
    9,200  Textron                                                      591,284
--------------------------------------------------------------------------------
                                                                      1,294,140
--------------------------------------------------------------------------------
 APPAREL RETAILERS -- 3.6%
    3,400  Federated Department Stores*                                 154,462
   31,600  Limited                                                      704,364
   10,800  May Department Stores                                        276,804
--------------------------------------------------------------------------------
                                                                      1,135,630
--------------------------------------------------------------------------------
 AUTOMOBILES -- 0.2%
    1,800  General Motors                                                76,464
--------------------------------------------------------------------------------
 BANKING -- 13.3%
   19,100  AmSouth Bancorp                                              466,040
   17,454  Bank of America                                              756,282
   10,100  BB&T                                                         400,869
   19,100  Citigroup                                                    842,692
    5,700  SunTrust Banks                                               401,337
   18,500  U.S. Bancorp                                                 534,650
   16,300  Wachovia                                                     765,285
--------------------------------------------------------------------------------
                                                                      4,167,155
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 5.5%
   17,400  ConAgra Foods                                                447,354
   10,400  General Mills                                                466,960
   11,800  McDonald's                                                   330,754
   20,900  Sara Lee                                                     477,774
--------------------------------------------------------------------------------
                                                                      1,722,842
--------------------------------------------------------------------------------
 BUSINESS EQUIPMENT & SERVICES -- 0.8%
    5,700  Pitney-Bowes                                                 251,370
--------------------------------------------------------------------------------
 CHEMICALS -- 5.8%
   11,000  Air Products & Chemicals                                     598,180
    7,600  Avery Dennison                                               499,928
    5,100  Dow Chemical                                                 230,418
   11,400  Sherwin-Williams                                             501,144
--------------------------------------------------------------------------------
                                                                      1,829,670
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE & PROCESSING -- 1.8%
   20,000  Microsoft                                                    553,000
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 6.0%
   16,900  Automatic Data Processing                                    698,308
   23,997  Hewlett-Packard                                              449,944
    8,500  International Business Machines                              728,790
--------------------------------------------------------------------------------
                                                                      1,877,042
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 0.8%
    5,800  Colgate-Palmolive Co.*                                       262,044
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 1.1%
    5,600  Emerson Electric                                             346,584
--------------------------------------------------------------------------------
 ELECTRONICS -- 5.1%
   26,700  Applied Materials*                                           440,283
   31,400  Intel                                                        629,884
   24,000  Texas Instruments, Inc.                                      510,720
--------------------------------------------------------------------------------
                                                                      1,580,887
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 14.0%
    6,600  Bear Stearns Companies                                       634,722
    4,600  Fannie Mae                                                   291,640
    5,200  Freddie Mac                                                  339,248
   24,400  J.P. Morgan Chase                                            969,411
   10,300  Merrill Lynch & Co.                                          512,116
    5,500  Morgan Stanley Dean Witter & Co.                             271,150
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 14.0% - Continued
   15,100   National City                                               583,162
   13,800   PNC Financial Services Group                                746,580
--------------------------------------------------------------------------------
                                                                      4,348,029
--------------------------------------------------------------------------------
 FOREST PRODUCTS AND PAPER -- 3.4%
    5,300  Kimberly-Clark                                               342,327
   27,600  Sonoco Products                                              729,744
--------------------------------------------------------------------------------
                                                                      1,072,071
--------------------------------------------------------------------------------
 INDUSTRIAL -- 2.8%
   26,100  General Electric                                             876,438
--------------------------------------------------------------------------------
 INSURANCE -- 1.6%
    4,400  Allstate                                                     211,156
    4,400  American International Group                                 299,156
--------------------------------------------------------------------------------
                                                                        510,312
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 6.0%
   24,500  Baxter International, Inc.                                   787,920
   13,500  Johnson & Johnson                                            760,455
    7,300  Waters*                                                      321,930
--------------------------------------------------------------------------------
                                                                      1,870,305
--------------------------------------------------------------------------------
 METALS -- 1.9%
   18,100  Alcoa                                                        607,979
--------------------------------------------------------------------------------
 OIL & GAS -- 7.0%
    7,100  BP Amoco Plc - ADR                                           408,463
    5,800  Chevron Texaco                                               311,112
    3,500  ConocoPhillips                                               289,975
   17,842  Exxon Mobil                                                  862,304
    5,900  Royal Dutch Petroleum                                        304,440
--------------------------------------------------------------------------------
                                                                      2,176,294
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 8.9%
   13,300  Abbott Laboratories                                          563,388
   33,200  Bristol-Myers Squibb                                         785,844
   11,900  Merck                                                        392,700
   16,800  Pfizer                                                       514,080
   14,000  Wyeth                                                        523,600
--------------------------------------------------------------------------------
                                                                      2,779,612
--------------------------------------------------------------------------------
 RETAILERS -- 2.3%
   16,400  Family Dollar Stores                                         444,440
    5,000  Lowe's Companies, Inc.*                                      271,750
--------------------------------------------------------------------------------
                                                                        716,190
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 3.1%
   38,900  Nokia Oyj - ADR                                              533,708
   16,400  SBC Communications                                           425,580
--------------------------------------------------------------------------------
                                                                        959,288
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 99.1%
(COST $28,523,679)                                                 $ 31,013,346
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                           285,875
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 31,299,221
--------------------------------------------------------------------------------

* Non-income producing security
ADR - American Depository Receipt

See Notes to Schedules of Investments.

                                                                            15
                                                                            ----

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

Principal                                 Interest      Maturity
  Amount                                    Rate          Date          Value

CORPORATE BONDS -- 94.4%
 AIRLINES -- 1.6%
$ 602,407  American Airlines                9.71%         1/2/07   $    543,522
  500,000  Delta Airlines                   8.30%       12/15/29        117,500
--------------------------------------------------------------------------------
                                                                        661,022
--------------------------------------------------------------------------------
 AUTOMOTIVE -- 4.1%
  300,000  Ford Motor
           Credit Co.**                     7.00%       10/1/13         317,186
  300,000  General Motors**                 7.13%       7/15/13         313,166
  670,000  Navistar International,
           Series B                         9.38%        6/1/06         718,576
  260,000  TRW Automotive                  11.00%       2/15/13         309,400
--------------------------------------------------------------------------------
                                                                      1,658,328
--------------------------------------------------------------------------------
 BEVERAGES -- 1.4%
  500,000  Cia Brasileira
           de Bebidas                       8.75%       9/15/13         565,000
--------------------------------------------------------------------------------
 BUILDING PRODUCTS -- 1.7%
  500,000  Texas Industries, Inc.          10.25%       6/15/11         575,000
  125,000  U.S. Concrete                    8.38%        4/1/14         130,625
--------------------------------------------------------------------------------
                                                                        705,625
--------------------------------------------------------------------------------
 CHEMICALS -- 4.2%
  350,000  Equistar Chemical
           Funding                         10.13%        9/1/08         394,625
  200,000  MacDermid                        9.13%       7/15/11         223,000
  400,000  Marsulex                         9.63%        7/1/08         392,000
  500,000  Nalco                            7.75%      11/15/11         530,000
  150,000  Polyone Corp.**                 10.63%       5/15/10         164,250
--------------------------------------------------------------------------------
                                                                      1,703,875
--------------------------------------------------------------------------------
 COAL -- 2.6%
  500,000  Foundation PA
           Coal Co., 144A                   7.25%        8/1/14         531,250
  500,000  Massey Energy                    6.63%      11/15/10         521,250
--------------------------------------------------------------------------------
                                                                      1,052,500
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES -- 2.9%
  500,000  Chemed Corp.                     8.75%       2/24/11         515,000
  100,000  Coinmach Corp.                   9.00%        2/1/10         103,750
  500,000  Mail Well Corp.                  9.63%       3/15/12         550,000
--------------------------------------------------------------------------------
                                                                      1,168,750
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 3.0%
1,200,000  Electronic Data
           Systems, Series B                6.50%        8/1/13       1,210,346
--------------------------------------------------------------------------------
 CONSUMER -- 1.3%
  500,000  Bombardier
           Recreational, 144A               8.38%      12/15/13         526,250
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 5.1%
  400,000  AES Corp., 144A                  9.00%       5/15/15         451,000
  400,000  Alliant Energy
           Resources                        9.75%       1/15/13         522,051
  300,000  Ava Capital Trust III            6.50%        4/1/34         301,125
  200,000  Avista Corp.                     9.75%        6/1/08         236,080
  150,000  NRG Energy, 144A                 8.00%      12/15/13         160,688
  250,000  Reliant Resources                9.50%       7/15/13         271,563
  196,300  Tiete Certificates
           Grantor Trust, 144A             11.50%       4/15/16         127,595
--------------------------------------------------------------------------------
                                                                      2,070,102
--------------------------------------------------------------------------------
 ELECTRONIC COMPONENTS -- 0.6%
  250,000  Communications
           & Power Industry                 8.00%        2/1/12         261,250
--------------------------------------------------------------------------------
 FOOD PROCESSORS -- 1.8%
$ 200,000  Chiquita Brands
           International, 144A              7.50%       11/1/14         200,000
  500,000  United Agri Products,
           144A                             8.25%      12/15/11         540,000
--------------------------------------------------------------------------------
                                                                        740,000
--------------------------------------------------------------------------------
 FOREST PRODUCTS & PAPER -- 3.2%
  250,000  Georgia-Pacific                  7.70%       6/15/15         285,000
  250,000  Stone Container                  9.75%        2/1/11         276,875
  700,000  Tembec Industries,
           Inc.                             8.50%        2/1/11         731,500
--------------------------------------------------------------------------------
                                                                      1,293,375
--------------------------------------------------------------------------------
 FUNERAL SERVICES -- 1.8%
  500,000  Service Corp.
           International                    6.75%       4/1/16          500,000
  200,000  Stewart Enterprises             10.75%       7/1/08          221,000
--------------------------------------------------------------------------------
                                                                        721,000
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 7.6%
  500,000  Iasis Healthcare                 8.75%       6/15/14         523,750
  134,000  Manor Care                       8.00%        3/1/08         151,553
  500,000  Rotech Healthcare                9.50%        4/1/12         535,000
  500,000  Rural/Metro                      7.88%       3/15/08         470,000
  320,000  Tenet Healthcare**               5.38%      11/15/06        1321,200
  500,000  Tenet Healthcare                 6.38%       12/1/11         448,750
  630,000  U.S. Oncology, 144A              9.00%       8/15/12         652,049
--------------------------------------------------------------------------------
                                                                      3,102,302
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 2.6%
  400,000  Briggs & Stratton                8.88%       3/15/11         477,500
  500,000  Case New Holland,
           144A                             9.25%        8/1/11         560,000
--------------------------------------------------------------------------------
                                                                      1,037,500
--------------------------------------------------------------------------------
 HOMEFURNISHINGS -- 0.8%
  316,000  Interface                        7.30%        4/1/08         317,580
--------------------------------------------------------------------------------
 HOUSING -- 5.8%
  500,000  Champion
           Enterprises**                    7.63%       5/15/09         495,000
  200,000  Kaufman & Broad
           Home                             7.75%      10/15/04         200,000
  250,000  KB Homes                         9.50%       2/15/11         278,125
  100,000  Meritage                         9.75%        6/1/11         112,250
  150,000  Standard Pacific Corp.           6.25%        4/1/14         148,875
  500,000  Tech Olympic USA                 9.00%        7/1/10         547,500
  500,000  WCI Communities,
           Inc.                            10.63%       5/15/09         563,750
--------------------------------------------------------------------------------
                                                                      2,345,500
--------------------------------------------------------------------------------
 INDUSTRIAL -- 1.6%
   75,000  Airgas                           6.25%       7/15/14         775,000
  500,000  Freeport-McMoran
           C&G                             10.13%        2/1/10         565,625
--------------------------------------------------------------------------------
                                                                        640,625
--------------------------------------------------------------------------------
 LODGING -- 1.8%
  200,000  Courtyard by
           Marriott, Series B              10.75%        2/1/08         201,000
  10,000   Resorts International
           Hotel/Casino                    11.50%       3/15/09         311,500
  500,000  Station Casinos                  6.50%        2/1/14         508,750
--------------------------------------------------------------------------------
                                                                        721,250
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

  16
----

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule Of Investments continued

Principal                                 Interest      Maturity
  Amount                                    Rate          Date          Value

 CORPORATE BONDS -- 94.4% - Continued
 MEDIA - BROADCASTING & PUBLISHING -- 4.2%
$ 250,000  Alliance Atlantis
           Communications,
           Yankee Dollar                   13.00%      12/15/09    $    270,313
  500,000  Block
           Communications                   9.25%       4/15/09         528,750
  400,000  Corus
           Entertainment, Inc.              8.75%        3/1/12         441,500
  250,000  Susquehanna Media                7.38%       4/15/13         262,500
  200,000  Videotron Ltee                   6.88%       1/15/14         205,000
--------------------------------------------------------------------------------
                                                                      1,708,063
--------------------------------------------------------------------------------
 METALS -- 2.0%
  500,000  IPSCO                             8.75%       6/1/13         570,000
  200,000  Newmont Mining                    8.63%      5/15/11         244,899
--------------------------------------------------------------------------------
                                                                        814,899
--------------------------------------------------------------------------------
 OIL & GAS -- 11.5%
  250,000  Bluewater Finance
           Ltd.                            10.25%       2/15/12         271,250
  250,000  BRL Universal
           Equipment                        8.88%       2/15/08         266,250
  500,000  Chesapeake Energy
           Corp.                            6.88%       1/15/16         522,500
  500,000  CITGO Petroleum                 11.38%        2/1/11         588,749
   75,000  Grant Prideco,
           Series B                         9.63%       12/1/07          84,563
  660,000  Husky Oil                        8.90%       8/15/28         763,866
  100,000  Lone Star Tech,
           Series B                         9.00%        6/1/11         107,000
  500,000  Paramount Resources              7.88%       11/1/10         532,500
  500,000  Petrobras
           International Finance            9.13%        7/2/13         546,250
  250,000  Petrobras
           International Finance            7.75%       9/15/14         247,500
  250,000  Transmontaigne                   9.13%        6/1/10         280,625
  500,000  United Refining Co.,
           144A                            10.50%       8/15/12         491,250
--------------------------------------------------------------------------------
                                                                      4,702,303
--------------------------------------------------------------------------------
 PAPER & PACKAGING -- 3.9%
  100,000  Alltrista Corp.                  9.75%        5/1/12         110,500
  400,000  Constar International**         11.00%       12/1/12         378,000
  500,000  Owens-Brockway
           Glass Containers                 8.75%      11/15/12         555,000
  700,000  Portola Packaging                8.25%        2/1/12         549,500
--------------------------------------------------------------------------------
                                                                      1,593,000
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 2.5%
  488,000  Alpharma, 144A                   8.63%        5/1/11         500,200
  500,000  Omnicare                         6.13%        6/1/13         502,500
--------------------------------------------------------------------------------
                                                                      1,002,700
--------------------------------------------------------------------------------
 PUBLISHING -- 2.7%
  500,000  Houghton Mifflin                 8.25%        2/1/11         522,500
  500,000  RH Donnelley
           Finance Corp., 144A              8.88%      12/15/10         565,000
--------------------------------------------------------------------------------
                                                                      1,087,500
--------------------------------------------------------------------------------
 RETAIL -- 2.4%
$ 753,000  Asbury Automotive
           Group                            8.00%       3/15/14         741,705
  250,000  CSK Auto                         7.00%       1/15/14         241,875
--------------------------------------------------------------------------------
                                                                        983,580
--------------------------------------------------------------------------------
 STEEL -- 0.6%
  250,000  International Steel
           Group                            6.50%       4/15/14         250,000
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 3.1%
  500,000  Broadwing                        7.25%       6/15/23         468,125
  750,000  Nextel
           Communications                   6.88%      10/31/13         780,000
  500,000  Williams Comm.
           Group, Inc. (a)                  0.00%       10/1/09               0
--------------------------------------------------------------------------------
                                                                      1,248,125
--------------------------------------------------------------------------------
 TEXTILES -- 1.2%
  500,000  Broder Brothers                 11.25%      10/15/10         500,000
--------------------------------------------------------------------------------
 TRANSPORTATION -- 4.8%
  200,000  Laidlaw International           10.75%       6/15/11         228,250
  850,000  Overseas Shipping
           Group                            8.75%       12/1/13         960,500
  250,000  Stena AB                         9.63%       12/1/12         279,063
  500,000  Stena AB                         7.50%       11/1/13         500,625
--------------------------------------------------------------------------------
                                                                      1,968,438
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 38,360,788
-------------------------------------------------------------------------------
  Shares                                                                Value

PREFERRED STOCKS -- 0.0%
 TELECOMMUNICATIONS -- 0.0%
        1  McLeodusa, Series A                                     $          3
--------------------------------------------------------------------------------
MONEY MARKETS -- 3.7%
1,525,000  Merrill Lynch Premier
           Money Market                                            $  1,525,000
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.4%
1,775,154  BBH Securities Lending Fund*                            $  1,775,154
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.5%
(COST $39,673,816)                                                 $ 41,660,945
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.5%)                        (986,177)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 40,674,768
--------------------------------------------------------------------------------

 *  Represents collateral for securities loaned.
 ** All or a portion of the security is on loan.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities were valued at $5,305,282 or 13.04% of net assets.

Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S.
   companies in the U.S.

(a) Security valued at fair value - See Notes to Schedules of Investments. At September 30, 2004, fair valued securities represented 0.0% of net assets.

See Notes to Schedules of Investments.

                                                                            17
                                                                            ----

                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

  Shares                                                                Value
EXCHANGE TRADED FUNDS -- 95.8%
    1,990  iShares Lehman Aggregate Bond Fund                      $    204,233
      170  iShares MSCI EAFE Index Fund                                  24,040
    1,750  iShares S&P 500/BARRA Growth
           Index Fund                                                    94,255
    1,110  iShares S&P 500/BARRA Value
           Index Fund                                                    63,892
      120  iShares S&P MidCap 400/BARRA
           Growth Index Fund                                             14,410
      380  iShares S&P MidCap 400/BARRA
           Value Index Fund                                              43,803
      160  iShares S&P SmallCap 600/BARRA
           Growth Index Fund                                             15,099
      230  iShares S&P SmallCap 600/BARRA
           Value Index Fund                                              25,155
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS -- 95.8%
(COST $480,451)                                                    $    484,887
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.2%                            21,147
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $    506,034
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

  18
----

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

Principal                                 Interest      Maturity
Amount                                      Rate          Date          Value

CORPORATE BONDS -- 3.8%
 BANKING -- 3.3%
$  201,000  Bank of America Corp.          6.38%         5/15/05  $     206,137
   590,000  Wachovia Corp.                 6.80%          6/1/05        607,803
 1,393,000  Key Bank                       7.25%          6/1/05      1,437,339
   175,000  First Union Corp.              6.63%         7/15/05        180,950
   400,000  First Security Corp.           7.00%         7/15/05        414,347
   500,000  JP Morgan Chase & Co.          6.50%          8/1/05        516,700
--------------------------------------------------------------------------------
                                                                      3,363,276
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.3%
   175,000  Bear Stearns Co., Inc.         6.63%         10/1/04        175,000
   102,000  Merrill Lynch                  6.00%         7/15/05        104,934
--------------------------------------------------------------------------------
                                                                        279,934
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
   205,000  National Rural Utilities       6.13%         5/15/05        209,969
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                             $   3,853,179
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 14.2%
   750,000  Muskegon Co., MI, GO           3.00%         12/1/04  $     751,732
 4,000,000  Regional Income Tax Agy.
            OH (Computer Software Proj.)   2.38%         1/28/05      4,000,000
 4,515,000  Indiana Bd. Bk. Rev.           2.00%          2/1/05      4,525,909
   125,000  American Muni. Pwr. OH, Inc.
            (Gorsuch Station)              1.70%          4/1/05        125,000
   655,000  California Statewide CDA.
            Rev. Pens. Oblig.              2.65%          6/1/05        655,000
   592,000  Darke Co., OH, GO BANS         3.39%         7/13/05        593,753
   270,000  Connecticut St. Dev. Auth.     2.35%         8/15/05        270,000
 2,800,000  Michigan Public Educational
            Auth. Rev.                     2.07%          9/1/05      2,800,000
   350,000  Gateway Economic Dev. Corp.
            (Cleveland, OH Stadium Rev.)   2.45%         9/15/05        350,000
   335,000  Connecticut St. Dev. Auth.     2.37%        10/15/05        335,000
--------------------------------------------------------------------------------
TOTAL TAXABLE
MUNICIPAL BONDS                                                   $  14,406,394
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 70.0%
   250,000  Milwaukee, WI Red. Auth.
            Rev. (Palermovilla)            1.80%         10/7/04        250,000
   860,000  West Bend,WI, IDR
            (Bestech Tool)                 1.80%         10/7/04        860,000
   935,000  Lehmann Property Group         1.84%         10/7/04        935,000
 1,355,000  Paks Partners                  1.84%         10/7/04      1,355,000
   845,000  Sure - Wood Dimensions         1.84%         10/7/04        845,000
 1,805,000  Corp. Finance Managers         1.85%         10/7/04      1,805,000
 1,000,000  Vista Funding                  1.86%         10/7/04      1,000,000
   740,000  4-L Co. of Carmel LLC          1.87%         10/7/04        740,000
   450,000  4-L Co. of Carmel LLC          1.87%         10/7/04        450,000
 1,800,000  Kingston Healthcare Co.        1.87%         10/7/04      1,800,000
   100,000  Waterford, WI, IDR
            (E&S Plastic Prod.)            1.87%         10/7/04        100,000
 2,315,000  Taylor Steel, Inc.             1.88%         10/7/04      2,315,000
 1,650,000  Upper IL River, IDR
            (Advance Flexible
            Composites)                    1.88%         10/7/04      1,650,000
 1,820,000  Bath Technology                1.89%         10/7/04      1,820,000
 1,000,000  Dublin Building LLC            1.89%         10/7/04      1,000,000
   229,000  Erie Funding                   1.89%         10/7/04        229,000
 1,580,000  Mailender - Abel               1.89%         10/7/04      1,580,000
   181,000  Progress Industrial
            Properties                     1.89%         10/7/04        181,000
 1,100,000  Stapleton Real Estate          1.89%         10/7/04      1,100,000
 1,880,000  Astra Products of Ohio         1.90%         10/7/04      1,880,000
 1,000,000  Atlanta, GA, MFH Rev.
            (Auburn Glenn)                 1.91%         10/7/04      1,000,000
 1,620,000  Denver LLC                     1.91%         10/7/04      1,620,000
 2,595,000  Long Beach, CA Rev.
            (Towne Ctr. Site)              1.92%         10/7/04      2,595,000
 3,750,000  Robert C. Fox (Fox
            Racing Show)                   1.92%         10/7/04      3,750,000
   240,000  Suffolk Co., NY, IDA
            (Hampton Day School)           1.92%         10/7/04        240,000
   355,000  California Statewide
            MFH Rev. (Sunrise Proj.)       1.93%         10/7/04        355,000
 2,000,000  Catholic Health Partners       1.93%         10/7/04      2,000,000
 1,000,000  American Natl. Fish &
            Wildlife Museum Rev.           1.94%         10/7/04      1,000,000
   400,000  Brevard Co., FL MFH
            Rev. (Wickham Club)            1.94%         10/7/04        400,000
   250,000  Chattanooga,TN Health &
            Ed. MFH (Windridge)            1.94%         10/7/04        250,000
 1,100,000  Community Christian School     1.94%         10/7/04      1,100,000
   385,000  CWB Investment LLC             1.94%         10/7/04        385,000
   550,000  Diaz-Upton LLC                 1.94%         10/7/04        550,000
   235,000  Florida HFC MFH Rev.
            (Arlington)                    1.94%         10/7/04        235,000
   200,000  Florida HFC MFH Rev.
            (Cypress Lake)                 1.94%         10/7/04        200,000
 1,345,000  Florida HFC MFH Rev.
            (Heritage)                     1.94%         10/7/04      1,345,000
   500,000  Greenville, SC Mem. Aud.
            Pub. Facs. Corp.               1.94%         10/7/04        500,000

                                                                            19
                                                                            ----

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

Principal                                 Interest      Maturity
Amount                                      Rate          Date          Value

VARIABLE RATE DEMAND NOTES* -- 70.0% - Continued
$  230,000  PME International
            Properties                     1.94%         10/7/04  $     230,000
   150,000  St. Johns Co., FL
            MFH Rev.                       1.94%         10/7/04        150,000
   560,000  Volusia Co., FL, MFH
            Rev. (Sunrise Pointe)          1.94%         10/7/04        560,000
   750,000  Illinois DFA, IDR
            (Quality Screw Proj.)          1.97%         10/7/04        750,000
 4,600,000  Erdman & Ziegler Capital       1.99%         10/7/04      4,600,000
   367,000  Fitch Denney Funeral Home      1.99%         10/7/04        367,000
 1,461,000  Genesee Co., MI, GO            1.99%         10/7/04      1,461,000
   400,000  Miklin Industries, Inc.        1.99%         10/7/04        400,000
 1,190,000  Mountain St. Univ., WV Rev.    1.99%         10/7/04      1,190,000
    60,000  New Jersey EDA (Gtr.
            Mercer County)                 1.99%         10/7/04         60,000
 1,740,000  PebbleCreek Golf               1.99%         10/7/04      1,740,000
 3,400,000  Sycamore Creek Ctry. Club      1.99%         10/7/04      3,400,000
   900,000  VP Pack LLC                    1.99%         10/7/04        900,000
   680,000  Carmel, IN, IDR (Telamon
            Corp.)                         2.01%         10/7/04        680,000
   220,000  Denver LLC                     2.04%         10/7/04        220,000
   100,000  Riverside Co., CA, IDA Rev.
            (Advance Business)             2.04%         10/7/04        100,000
 2,460,000  Springfield, MO Land
            Clearance Redev. Auth.         2.04%         10/7/04      2,460,000
 1,070,000  Aurora, Kane & Du Page
            Co's., IL, IDR (A&B
            Holdings LLC)                  2.09%         10/7/04      1,070,000
   100,000  Illinois DFA Rev.
            (Technifast Ind.)              2.09%         10/7/04        100,000
   150,000  California Poll. Ctl. Fin.
            Auth. Rev. (Escondido Disp.)   2.14%         10/7/04        150,000
   810,000  Melrose Supply Sales Corp.     2.15%         10/7/04        810,000
 1,300,000  Rev. Bd. Ctf. Ser. Trst.,
            Ser. 04-12 (Timber Creek)      2.24%         10/7/04      1,300,000
   400,000  Rev. Bd. Ctf. Trst.,
            Ser. 04-10 (Pebble Brook)      2.24%         10/7/04        400,000
 1,600,000  Rev. Bd. Ctf. Trst.,
            Ser. 04-14 (Centennial)        2.24%         10/7/04      1,600,000
 2,460,000  Rev. Bd. Ctf. Trst.,
            Ser. 04-15 (Centennial)        2.24%         10/7/04      2,460,000
 1,535,000  Rev. Bd. Ctf. Trst.,
            Ser. 04-17 (Tylers Creek)      2.24%         10/7/04      1,535,000
   760,000  Rev. Bd. Ctf. Trst., Ser.
            04-8 (Heather Lane)            2.24%         10/7/04        760,000
 2,000,000  Class B Rev. Bd. Ctf. Trst.    2.25%         10/7/04      2,000,000
   440,000  Rev. Bd. Ctf. Trst., Ser.
            04-3 (Castlegate III)          2.25%         10/7/04        440,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                 $  71,313,000
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 12.2%
 4,435,000  Amsterdam Funding Corp.        1.88%         10/1/04      4,435,000
 4,900,000  UBS Finance Delaware           1.88%         10/1/04      4,900,000
   200,000  Cooperative Assoc.
            of Tractor Dealers             1.89%         10/1/04        200,000
 2,853,000  Florida Power & Light Co.      1.75%        10/13/04      2,851,336
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            $  12,386,336
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(COST $101,958,909)                                               $ 101,958,909
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                        (230,528)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $ 101,728,381
--------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
DFA - Development Finance Authority
EDA - Economic Development Authority
GO - General Obligation
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing

See Notes to Schedules of Investments.

  20
----

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

  Shares                                                               Value

COMMON STOCKS -- 59.7%
 AUTOMOTIVE -- 1.4%
    35,800  Superior Industries International, Inc.               $   1,072,210
--------------------------------------------------------------------------------
 BANKING -- 2.8%
    75,600  Brookline Bancorp, Inc.                                   1,184,652
    70,010  NewAlliance Bancshares, Inc.                              1,004,644
--------------------------------------------------------------------------------
                                                                      2,189,296
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 3.2%
    83,600  JAKKS Pacific, Inc.*                                      1,922,800
    26,600  Russ Berrie and Company, Inc.                               535,990
--------------------------------------------------------------------------------
                                                                      2,458,790
--------------------------------------------------------------------------------
 ELECTRONICS -- 5.8%
    82,800  American Power Conversion Corp.                           1,439,892
   137,700  AVX Corp.                                                 1,631,745
    24,600  Bel Fuse, Inc. - Class B                                    813,768
    18,100  Hutchinson Technology, Inc.*                                483,813
    29,600  TriQuint Semiconductor, Inc.*                               115,440
--------------------------------------------------------------------------------
                                                                      4,484,658
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 6.3%
    10,000  CIT Group, Inc.                                             373,900
   217,200  Instinet Group, Inc.*                                     1,092,515
    38,250  Legg Mason, Inc.                                          2,037,577
    33,100  SWS Group, Inc.                                             532,248
    45,875  Westwood Holdings Group, Inc.                               843,183
--------------------------------------------------------------------------------
                                                                      4,879,423
--------------------------------------------------------------------------------
 HEALTH CARE PRODUCTS & SERVICES -- 2.4%
    29,206  AMN Healthcare Services, Inc.*                              349,012
    60,800  Cross Country Healthcare, Inc.*                             942,400
    30,400  PAREXEL International Corp.*                                595,840
--------------------------------------------------------------------------------
                                                                      1,887,252
--------------------------------------------------------------------------------
 INDUSTRIAL -- 2.4%
    51,300  Alamo Group, Inc.                                           959,823
   144,200  Quanta Services, Inc.*                                      872,410
--------------------------------------------------------------------------------
                                                                      1,832,233
--------------------------------------------------------------------------------
 INSURANCE -- 6.1%
    39,410  Millea Holdings, Inc. - ADR                               2,532,881
    61,800  Phoenix Companies, Inc. (The)                               643,956
    33,000  Radian Group, Inc.                                        1,525,590
--------------------------------------------------------------------------------
                                                                      4,702,427
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES -- 0.9%
     9,500  Capital Southwest Corp.                                     722,000
--------------------------------------------------------------------------------
 OIL & GAS -- 2.8%
    19,400  Pogo Producing Company                                      920,530
    11,900  St. Mary Land & Exploration Company*                        473,739
    24,200  Whiting Petroleum Corp.*                                    735,680
--------------------------------------------------------------------------------
                                                                      2,129,949
--------------------------------------------------------------------------------
 REAL ESTATE -- 13.8%
    67,756  Catellus Development Corp.                                1,796,212
    40,000  CRT Properties, Inc.                                        858,000
    42,000  Forest City Enterprises, Inc. - Class A                   2,314,199
    24,700  LNR Property Corp.                                        1,529,177
    46,700  St. Joe Company (The)                                     2,230,859
   127,600  Trammell Crow Co.*                                        2,005,872
--------------------------------------------------------------------------------
                                                                     10,734,319
--------------------------------------------------------------------------------
 RETAILERS -- 3.1%
    54,400  Hollywood Entertainment Corp.*                              536,928
    21,400  Kmart Holding Corp.*                                      1,871,858
--------------------------------------------------------------------------------
                                                                      2,408,786
--------------------------------------------------------------------------------
 SEMI-CONDUCTOR EQUIPMENT -- 2.8%
    30,000  Applied Materials, Inc.*                              $     494,700
    74,700  Credence Systems Corp.*                                     537,840
    65,000  Electro Scientific Industries, Inc.*                      1,127,750
--------------------------------------------------------------------------------
                                                                      2,160,290
--------------------------------------------------------------------------------
 SOFTWARE -- 1.2%
    35,900  Ascential Software Corp.*                                   483,573
    31,100  Sybase, Inc.*                                               428,869
--------------------------------------------------------------------------------
                                                                        912,442
--------------------------------------------------------------------------------
 TELECOMMUNICATION EQUIPMENT -- 4.7%
    80,300  Comverse Technology, Inc.*                                1,512,049
   144,900  Sycamore Networks, Inc.*                                    547,722
   168,000  Tellabs, Inc.*                                            1,543,920
--------------------------------------------------------------------------------
                                                                      3,603,691
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  46,177,766
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 24.6%
 AUTOMOTIVE -- 3.2%
   110,000  Toyota Industries Corp.                                   2,500,113
--------------------------------------------------------------------------------
 COAL -- 0.8%
    11,000  Fording Canadian Coal Trust                                 615,670
--------------------------------------------------------------------------------
 COMPUTERS - INTEGRATED SYSTEMS -- 1.0%
   121,100  Geac Computer Corp.*                                        791,994
--------------------------------------------------------------------------------
 FORESTRY -- 1.4%
   100,000  TimberWest Forest Corp.                                   1,106,000
--------------------------------------------------------------------------------
 INDUSTRIAL -- 1.0%
    44,300  Agrium, Inc.                                                786,768
--------------------------------------------------------------------------------
 INSURANCE -- 1.7%
    20,000  Arch Capital Group Ltd.*                                    778,800
   410,000  British Insurance Holding plc*                              537,888
--------------------------------------------------------------------------------
                                                                      1,316,688
--------------------------------------------------------------------------------
 INVESTMENT COMPANIES -- 8.0%
    58,550  Brascan Corp. - Class A                                   1,768,210
   320,000  Hutchison Whampoa, Ltd.                                   2,503,191
   172,500  Investor AB - Class A                                     1,824,469
--------------------------------------------------------------------------------
                                                                      6,095,870
--------------------------------------------------------------------------------
 OIL & GAS -- 6.9%
    40,600  Canadian Natural Resources, Ltd.                          1,617,098
    37,700  EnCana Corp.                                              1,745,510
    10,000  Nabors Industries, Ltd.*                                    473,500
    66,500  Smedvig ASA - Class A                                       869,346
    44,100  Willbros Group, Inc.*                                       657,531
--------------------------------------------------------------------------------
                                                                      5,362,985
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 0.6%
    23,000  Sankyo Company, Ltd.                                        486,231
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                              $  19,062,319
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
     4,266  Hutchison Whampoa, Ltd.                                           0
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 84.3%
(COST $50,504,781)                                                $  65,240,085
OTHER ASSETS IN EXCESS OF LIABILITIES -- 15.7%                       12,181,085
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  77,421,170
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                            21
                                                                            ----

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2004 (Unaudited)

      Shares                                                    Value

COMMON STOCKS -- 96.8%
 BANKING -- 6.9%
    10,780  Bank of America                                       $     467,097
    11,922  Citigroup                                                   525,999
     5,105  Wells Fargo                                                 304,411
--------------------------------------------------------------------------------
                                                                      1,297,507
--------------------------------------------------------------------------------
 BEVERAGES, FOOD & TOBACCO -- 7.6%
     7,445  Anheuser Busch                                              371,878
    15,490  Darden Restaurants                                          361,227
     5,925  Diageo plc - ADR                                            298,798
    13,885  McDonald's                                                  389,196
--------------------------------------------------------------------------------
                                                                      1,421,099
--------------------------------------------------------------------------------
 BUILDING MATERIALS -- 2.9%
    15,690  Masco                                                       541,776
--------------------------------------------------------------------------------
 CABLE TELEVISION -- 2.0%
    13,520  Comcast Corp. - Class A*                                    377,478
--------------------------------------------------------------------------------
 CHEMICALS -- 1.3%
     5,805  Du Pont (E.I.) De Nemours                                   248,454
--------------------------------------------------------------------------------
 COMPUTERS & INFORMATION -- 10.5%
    11,290  Computer Sciences*                                          531,758
    10,175  First Data*                                                 442,613
    18,520  Hewlett-Packard                                             347,250
     4,395  International Business Machines                             376,827
     3,045  Lexmark International Group - Class A*                      255,810
--------------------------------------------------------------------------------
                                                                      1,954,258
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES -- 1.5%
     4,275  Dominion Resources                                          278,944
--------------------------------------------------------------------------------
 ELECTRONICS -- 2.4%
     4,580  Analog Devices                                              177,612
    13,885  Intel                                                       278,534
--------------------------------------------------------------------------------
                                                                        456,146
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 8.7%
     7,590  Federal Home Loan Mortgage Corporation                      495,172
     4,675  Federal National Mortgage Association                       296,395
    14,694  J.P. Morgan Chase                                           583,792
     3,150  Lehman Brothers Holdings                                    251,118
--------------------------------------------------------------------------------
                                                                      1,626,477
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS -- 4.5%
    11,335  HCA                                                         432,430
     3,890  Wellpoint Health Networks*                                  408,800
--------------------------------------------------------------------------------
                                                                        841,230
--------------------------------------------------------------------------------
 HEAVY MACHINERY -- 5.0%
     4,535  Caterpiller                                                 364,841
     3,025  Deere & Co.                                                 195,264
     5,630  IngersollRand                                               382,671
--------------------------------------------------------------------------------
                                                                        942,776
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS -- 2.7%
     7,785  Kimberly-Clark                                              502,833
--------------------------------------------------------------------------------
 INDUSTRIAL - DIVERSIFIED -- 4.6%
    12,670  General Electric                                            425,459
    14,070  Tyco International                                          431,386
--------------------------------------------------------------------------------
                                                                        856,845
--------------------------------------------------------------------------------
 INSURANCE -- 4.2%
     6,115  Allstate                                                    293,459
     3,625  Chubb                                                       254,765
     5,315  Radian Group                                                245,712
--------------------------------------------------------------------------------
                                                                        793,936
--------------------------------------------------------------------------------
 MEDIA - BROADCASTING & PUBLISHING -- 1.6%
     9,775  Clear Channel Communications*                               304,687
--------------------------------------------------------------------------------
 MEDICAL SUPPLIES -- 1.0%
     3,220  Johnson & Johnson                                           181,383
--------------------------------------------------------------------------------
 METALS -- 0.9%
     4,960  Alcoa                                                       166,606
--------------------------------------------------------------------------------
 OIL & GAS -- 8.9%
     4,790  Baker Houghes                                               209,419
     7,740  ChevronTexaco                                               415,173
     4,930  ConocoPhillips                                              408,451
     9,111  Exxon Mobil                                                 440,334
     5,940  Pioneer Natural Resources Co.                               204,811
--------------------------------------------------------------------------------
                                                                      1,678,188
--------------------------------------------------------------------------------
 PAPER & RELATED PRODUCTS -- 1.8%
     8,505  International Paper Company                                 343,687
--------------------------------------------------------------------------------
 PHARMACEUTICALS -- 6.6%
    15,790  McKesson                                                    405,014
     5,585  Merck & Co.                                                 184,305
    21,455  Pfizer                                                      656,523
--------------------------------------------------------------------------------
                                                                      1,245,842
--------------------------------------------------------------------------------
 RETAILERS -- 6.7%
    11,445  CVS                                                         482,178
    13,735  Home Depot, Inc.                                            538,412
     4,915  KOHLS*                                                      236,854
--------------------------------------------------------------------------------
                                                                      1,257,444
--------------------------------------------------------------------------------
 TELEPHONE SYSTEMS -- 3.7%
     5,780  Alltell                                                     317,380
     6,955  SBC Communications                                          180,482
     5,175  Verizon Communications                                      203,792
--------------------------------------------------------------------------------
                                                                        701,654
--------------------------------------------------------------------------------
 TELEVISION BROADCASTING STATIONS -- 0.8%
     4,480  Viacom, Inc. - Class B                                      150,349
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS -- 96.8%
(COST $15,496,846)                                                $  18,169,599
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%                           605,938
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $  18,775,537
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

  22
----

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
September 30, 2004 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars.The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2004, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. As of September 30, 2004, the Touchstone Balanced Fund,Touchstone Baron Small Cap Fund,Touchstone Emerging Growth Fund,Touchstone Enhanced Dividend 30 Fund, and the Touchstone High Yield Fund loaned common stocks having a fair value of $865,496, $1,363,655, $5,381,528, $2,391,624, and
$1,690,553, and received cash collateral of $897,513, $1,405,900, $5,600,831,
$2,364,600, and $1,775,154 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

                                                                            23
                                                                            ----

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

WRITTEN OPTIONS. Each Fund may enter into written option agreements.The premium received for a written option is recorded as an asset with an equivalent liability.The liability is marked-to-market based on the option's quoted daily settlement price.When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2004, the following Funds had the following open forward foreign currency and spot contracts:


                                                                            Unrealized
                               Contracts To     In Exchange                Appreciation/
Fund Name         Maturity    Deliver/Receive       For           Value   (Depreciation)
Touchstone
Balanced Fund
Sales             11/19/04      GBP 117,800       $214,867      $212,326      $2,541
----------------------------------------------------------------------------------------
GBP -- Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by

  24
----

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date.The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

FEDERAL TAX INFORMATION. As of September 30, 2004, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                     Net
                                                     Gross          Gross        Unrealized
                                     Federal      Unrealized     Unrealized     Appreciation
                                    Tax Cost     Appreciation   Depreciation   (Depreciation)
                                  ------------   ------------   ------------    ------------
Aggressive ETF Fund               $    433,096   $      5,559   $     (2,346)   $      3,213
Balanced Fund                       26,831,583      2,930,804       (673,417)      2,257,387
Baron Small Cap Fund                12,697,095      6,312,568       (277,845)      6,034,723
Conservative ETF Fund                  674,488          7,283         (1,336)          5,947
Core Bond Fund                      42,166,470        371,983        (89,528)        282,455
Eagle Capital Appreciation Fund     25,705,194      2,772,469       (926,922)      1,845,547
Emerging Growth Fund                31,270,570      3,793,612     (1,677,608)      2,116,004
Enhanced Dividend 30 Fund           26,123,058      1,374,448     (1,710,742)       (336,294)
Enhanced ETF Fund                      529,740          8,678           (287)          8,391
Growth & Income Fund                28,901,641      4,070,593     (1,958,888)      2,111,705
High Yield Fund                     38,095,131      2,379,965       (589,305)      1,790,660
Moderate ETF Fund                      480,451          6,168         (1,732)          4,436
Money Market Fund                  101,958,909             --             --              --
Third Avenue Value Fund             50,556,098     16,958,420     (2,274,433)     14,683,987
Value Plus Fund                     15,712,280      3,117,878       (660,559)      2,457,319

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                          [SEE GENERAL INSTRUCTION F]

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Variable Series Trust


By: (Signature)* /s/ Jill T. McGruder
Name             Jill T. McGruder
Title            President

Date: 11/29/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)* /s/ Jill T. McGruder
Name      Jill T. McGruder
Title     President

Date:     11/29/04

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By: (Signature and Title)* /s/ Jill T. McGruder
Name      Jill T. McGruder
Title     President

Date:     11/29/04

*Print the name and title of each signing officer under his or her signature.